                           AIM COUNSELOR SERIES TRUST

                       AIM ADVANTAGE HEALTH SCIENCES FUND

                         Supplement dated August 1, 2006
       to the Statement of Additional Information dated December 20, 2005, as supplemented January 17, 2006, February 10, 2006, February 24, 2006,
                        March 31, 2006 and June 30, 2006

The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix D in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST   AND/OR                                                          HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------   -------   -------------------------------------------------   --------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         2003    Director and Chairman, A I M Management Group Inc.          None"
Trustee and Vice Chair                      (financial services holding company); Director and
                                            Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                            -- AIM Division (parent of AIM and a global
                                            investment management firm); and Trustee and Vice
                                            Chair of The AIM Family of Funds--Registered
                                            Trademark--

                                            Formerly: President and Chief Executive Officer,
                                            A I M Management Group Inc.; Director, Chairman and
                                            President, A I M Advisors, Inc. (registered
                                            investment advisor); Director and Chairman, A I M
                                            Capital Management, Inc. (registered investment
                                            advisor), A I M Distributors, Inc. (registered
                                            broker dealer), AIM Investment Services, Inc.
                                            (registered transfer agent), and Fund Management
                                            Company (registered broker dealer); Chief Executive
                                            Officer, AMVESCAP PLC -- Managed Products; and
                                            President and Principal Executive Officer of The
                                            AIM Family of Funds--Registered Trademark--

"OTHER OFFICERS

Philip A. Taylor(2) - 1954          2006    Director, Chief Executive Officer and President,            None"
President and Principal                     A I M Management Group Inc., AIM Mutual Fund Dealer
Executive Officer                           Inc., AIM Funds Management Inc. and 1371 Preferred
                                            Director and President, A I M Advisors, Inc.,
                                            INVESCO Funds Group, Inc. and AIM GP Canada Inc.;
                                            Director, A I M Capital Management, Inc. and A I M
                                            Distributors, Inc.; Director and Chairman, AIM
                                            Investment Services, Inc., Fund Management Company
                                            and INVESCO Distributors, Inc.; Director, President
                                            and Chairman, AVZ Callco Inc., AMVESCAP Inc. and
                                            AIM Canada Holdings Inc.; Director and Chief
                                            Executive Officer, AIM Trimark Global Fund Inc. and
                                            AIM Trimark Canada Fund Inc.; and President and
                                            Principal Executive Officer of The AIM Family of
                                            Funds--Registered Trademark--

                                            Formerly: Chairman, AIM Canada Holdings, Inc.;
                                            Executive Vice President and Chief Operations
                                            Officer, AIM Funds Management Inc.; President, AIM
                                            Trimark Global Fund Inc. and AIM Trimark Canada
                                            Fund Inc.; and Director, Trimark Trust


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                           AIM COUNSELOR SERIES TRUST

                             AIM FLOATING RATE FUND

                        Supplement dated August 1, 2006
        to the Statement of Additional Information dated April 14, 2006, as supplemented June 30, 2006

The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST   AND/OR                                                          HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------   -------   -------------------------------------------------   --------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         2003    Director and Chairman, A I M Management Group Inc.          None"
Trustee and Vice Chair                      (financial services holding company); Director and
                                            Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                            -- AIM Division (parent of AIM and a global
                                            investment management firm); and Trustee and Vice
                                            Chair of The AIM Family of Funds--Registered
                                            Trademark--

                                            Formerly: President and Chief Executive Officer,
                                            A I M Management Group Inc.; Director, Chairman and
                                            President, A I M Advisors, Inc. (registered
                                            investment advisor); Director and Chairman, A I M
                                            Capital Management, Inc. (registered investment
                                            advisor), A I M Distributors, Inc. (registered
                                            broker dealer), AIM Investment Services, Inc.
                                            (registered transfer agent), and Fund Management
                                            Company (registered broker dealer); Chief Executive
                                            Officer, AMVESCAP PLC -- Managed Products; and
                                            President and Principal Executive Officer of The
                                            AIM Family of Funds--Registered Trademark--

"OTHER OFFICERS

Philip A. Taylor(2) - 1954          2006    Director, Chief Executive Officer and President,            None"
President and Principal                     A I M Management Group Inc., AIM Mutual Fund Dealer
Executive Officer                           Inc., AIM Funds Management Inc. and 1371 Preferred
                                            Director and President, A I M Advisors, Inc.,
                                            INVESCO Funds Group, Inc. and AIM GP Canada Inc.;
                                            Director, A I M Capital Management, Inc. and A I M
                                            Distributors, Inc.; Director and Chairman, AIM
                                            Investment Services, Inc., Fund Management Company
                                            and INVESCO Distributors, Inc.; Director, President
                                            and Chairman, AVZ Callco Inc., AMVESCAP Inc. and
                                            AIM Canada Holdings Inc.; Director and Chief
                                            Executive Officer, AIM Trimark Global Fund Inc. and
                                            AIM Trimark Canada Fund Inc.; and President and
                                            Principal Executive Officer of The AIM Family of
                                            Funds--Registered Trademark--

                                            Formerly: Chairman, AIM Canada Holdings, Inc.;
                                            Executive Vice President and Chief Operations
                                            Officer, AIM Funds Management Inc.; President, AIM
                                            Trimark Global Fund Inc. and AIM Trimark Canada
                                            Fund Inc.; and Director, Trimark Trust


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                           AIM COUNSELOR SERIES TRUST

                              AIM MULTI-SECTOR FUND

                        Supplement dated August 1, 2006
      to the Statement of Additional Information dated December 20, 2005, as supplemented January 17, 2006, February 10, 2006, February 24, 2006,
                March 31, 2006, April 13, 2006 and June 30, 2006

The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix D in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST   AND/OR                                                          HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------   -------   -------------------------------------------------   --------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         2003    Director and Chairman, A I M Management Group Inc.          None"
Trustee and Vice Chair                      (financial services holding company); Director and
                                            Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                            -- AIM Division (parent of AIM and a global
                                            investment management firm); and Trustee and Vice
                                            Chair of The AIM Family of Funds--Registered
                                            Trademark--

                                            Formerly: President and Chief Executive Officer,
                                            A I M Management Group Inc.; Director, Chairman and
                                            President, A I M Advisors, Inc. (registered
                                            investment advisor); Director and Chairman, A I M
                                            Capital Management, Inc. (registered investment
                                            advisor), A I M Distributors, Inc. (registered
                                            broker dealer), AIM Investment Services, Inc.
                                            (registered transfer agent), and Fund Management
                                            Company (registered broker dealer); Chief Executive
                                            Officer, AMVESCAP PLC -- Managed Products; and
                                            President and Principal Executive Officer of The
                                            AIM Family of Funds--Registered Trademark--

"OTHER OFFICERS

Philip A. Taylor(2) - 1954          2006    Director, Chief Executive Officer and President,            None"
President and Principal                     A I M Management Group Inc., AIM Mutual Fund Dealer
Executive Officer                           Inc., AIM Funds Management Inc. and 1371 Preferred
                                            Director and President, A I M Advisors, Inc.,
                                            INVESCO Funds Group, Inc. and AIM GP Canada Inc.;
                                            Director, A I M Capital Management, Inc. and A I M
                                            Distributors, Inc.; Director and Chairman, AIM
                                            Investment Services, Inc., Fund Management Company
                                            and INVESCO Distributors, Inc.; Director, President
                                            and Chairman, AVZ Callco Inc., AMVESCAP Inc. and
                                            AIM Canada Holdings Inc.; Director and Chief
                                            Executive Officer, AIM Trimark Global Fund Inc. and
                                            AIM Trimark Canada Fund Inc.; and President and
                                            Principal Executive Officer of The AIM Family of
                                            Funds--Registered Trademark--

                                            Formerly: Chairman, AIM Canada Holdings, Inc.;
                                            Executive Vice President and Chief Operations
                                            Officer, AIM Funds Management Inc.; President, AIM
                                            Trimark Global Fund Inc. and AIM Trimark Canada
                                            Fund Inc.; and Director, Trimark Trust


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                           AIM COUNSELOR SERIES TRUST

                            AIM STRUCTURED CORE FUND
                           AIM STRUCTURED GROWTH FUND
                            AIM STRUCTURED VALUE FUND

                         Supplement dated August 1, 2006
        to the Statement of Additional Information dated March 31, 2006, as supplemented June 30, 2006

The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST   AND/OR                                                          HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------   -------   -------------------------------------------------   --------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         2003    Director and Chairman, A I M Management Group Inc.          None"
Trustee and Vice Chair                      (financial services holding company); Director and
                                            Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                            -- AIM Division (parent of AIM and a global
                                            investment management firm); and Trustee and Vice
                                            Chair of The AIM Family of Funds--Registered
                                            Trademark--

                                            Formerly: President and Chief Executive Officer,
                                            A I M Management Group Inc.; Director, Chairman and
                                            President, A I M Advisors, Inc. (registered
                                            investment advisor); Director and Chairman, A I M
                                            Capital Management, Inc. (registered investment
                                            advisor), A I M Distributors, Inc. (registered
                                            broker dealer), AIM Investment Services, Inc.
                                            (registered transfer agent), and Fund Management
                                            Company (registered broker dealer); Chief Executive
                                            Officer, AMVESCAP PLC -- Managed Products; and
                                            President and Principal Executive Officer of The
                                            AIM Family of Funds--Registered Trademark--

"OTHER OFFICERS

Philip A. Taylor(2) - 1954          2006    Director, Chief Executive Officer and President,            None"
President and Principal                     A I M Management Group Inc., AIM Mutual Fund Dealer
Executive Officer                           Inc., AIM Funds Management Inc. and 1371 Preferred
                                            Director and President, A I M Advisors, Inc.,
                                            INVESCO Funds Group, Inc. and AIM GP Canada Inc.;
                                            Director, A I M Capital Management, Inc. and A I M
                                            Distributors, Inc.; Director and Chairman, AIM
                                            Investment Services, Inc., Fund Management Company
                                            and INVESCO Distributors, Inc.; Director, President
                                            and Chairman, AVZ Callco Inc., AMVESCAP Inc. and
                                            AIM Canada Holdings Inc.; Director and Chief
                                            Executive Officer, AIM Trimark Global Fund Inc. and
                                            AIM Trimark Canada Fund Inc.; and President and
                                            Principal Executive Officer of The AIM Family of
                                            Funds--Registered Trademark--

                                            Formerly: Chairman, AIM Canada Holdings, Inc.;
                                            Executive Vice President and Chief Operations
                                            Officer, AIM Funds Management Inc.; President, AIM
                                            Trimark Global Fund Inc. and AIM Trimark Canada
                                            Fund Inc.; and Director, Trimark Trust


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.